Collaborative Research and Development Agreements (Tables)	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Milestones Payable
The following milestones are payable under the Vanda License Agreement:

Milestone Event	Amount	Quarter Recognized
FDA regulatory approval for marketing of first licensed product in the USA for the treatment of active flares in GPP	$5.0M	—
Regulatory approval for marketing of the first licensed product in the EU	$5.0M	—
Commercial sales first exceed $100.0 million	$25.0M	—

Milestones recognized through June 30, 2026	—	—
Milestones that may be recognized in the future	$35.0M	—